S000019839 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	256 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg World Government Inflation-Linked Bond Index USD Hedged (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.67%	(0.91%)	2.63%
Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
CTIVP - BlackRock Global Inflation-Protected Securities Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	3.88%	(1.65%)	1.82%
Performance Inception Date					Sep. 13, 2004
CTIVP - BlackRock Global Inflation-Protected Securities Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	(1.50%)	1.98%
Performance Inception Date				May 03, 2010
CTIVP - BlackRock Global Inflation-Protected Securities Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	3.84%	(1.74%)	1.71%
Performance Inception Date				May 03, 2010